FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Total Assets	$ 621,065,731	$ 686,714,111
Liabilities
Financial liabilities	573,852,672	626,461,386
Financial assets at fair value through profit or loss
Assets
Total Assets	43,293,094	79,086,633
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	19,952,509	48,823,057
Financial assets at amortized cost
Assets
Total Assets	367,803,323	469,712,104
Financial assets at amortized cost | Financial liabilities at amortized cost
Liabilities
Financial liabilities	553,900,163	577,638,329
Financial assets at fair value through other comprehensive income
Assets
Total Assets	209,969,314	137,915,374
Deposits
Liabilities
Financial liabilities	547,516,935	561,896,707
Deposits | Financial assets at amortized cost | Financial liabilities at amortized cost
Liabilities
Financial liabilities	547,516,935	561,896,707
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities	2,139,170	3,999,525
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	2,139,170	3,999,525
Other financial liabilities
Liabilities
Financial liabilities	18,105,482	46,322,290
Other financial liabilities | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	17,813,339	44,823,532
Other financial liabilities | Financial assets at amortized cost | Financial liabilities at amortized cost
Liabilities
Financial liabilities	292,143	1,498,758
Financing received from the Argentine Central Bank and other financial institutions
Liabilities
Financial liabilities	5,529,676	12,179,537
Financing received from the Argentine Central Bank and other financial institutions | Financial assets at amortized cost | Financial liabilities at amortized cost
Liabilities
Financial liabilities	5,529,676	12,179,537
Unsubordinated Negotiable Obligations
Liabilities
Financial liabilities	561,409	2,063,327
Unsubordinated Negotiable Obligations | Financial assets at amortized cost | Financial liabilities at amortized cost
Liabilities
Financial liabilities	561,409	2,063,327
Cash and due from banks
Assets
Total Assets	48,399,468	63,452,161
Cash and due from banks | Financial assets at amortized cost
Assets
Total Assets	48,399,468	63,452,161
Debt Securities At Fair Value Through Profit Or Loss
Assets
Total Assets	22,384,677	38,486,623
Debt Securities At Fair Value Through Profit Or Loss | Financial assets at fair value through profit or loss
Assets
Total Assets	22,384,677	38,486,623
Derivatives Assets
Assets
Total Assets	295,555	432,164
Derivatives Assets | Financial assets at fair value through profit or loss
Assets
Total Assets	295,555	432,164
Reverse Repo transactions
Assets
Total Assets	21,581,438	83,468,057
Reverse Repo transactions | Financial assets at amortized cost
Assets
Total Assets	21,581,438	83,468,057
Other financial assets
Assets
Total Assets	8,107,119	27,120,979
Other financial assets | Financial assets at fair value through profit or loss
Assets
Total Assets	5,962,142	24,112,684
Other financial assets | Financial assets at amortized cost
Assets
Total Assets	2,144,977	3,008,295
Loans and other financing
Assets
Total Assets	235,591,198	302,853,393
Loans and other financing | Financial assets at amortized cost
Assets
Total Assets	235,591,198	302,853,393
Other Debt Securities
Assets
Total Assets	269,735,051	153,750,726
Other Debt Securities | Financial assets at amortized cost
Assets
Total Assets	59,999,337	16,044,300
Other Debt Securities | Financial assets at fair value through other comprehensive income
Assets
Total Assets	209,735,714	137,706,426
Financial assets in guarantee
Assets
Total Assets	14,468,665	16,635,209
Financial assets in guarantee | Financial assets at fair value through profit or loss
Assets
Total Assets	14,381,760	15,749,311
Financial assets in guarantee | Financial assets at amortized cost
Assets
Total Assets	86,905	885,898
Investments in Equity Instruments
Assets
Total Assets	502,560	514,799
Investments in Equity Instruments | Financial assets at fair value through profit or loss
Assets
Total Assets	268,960	305,851
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income
Assets
Total Assets	$ 233,600	$ 208,948